SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 31, 2025, the partnership acquired a portfolio of hostel assets across Europe in an opportunistic real estate fund. The partnership has not completed its valuation of the assets acquired and liabilities assumed. As a result, the partnership is not able to provide disclosure otherwise required under IFRS 3, Business Combinations in these financial statements.